Costs and expenses by nature	12 Months Ended
Dec. 31, 2018
Costs and expenses by nature
Costs and expenses by nature

5.  Costs and expenses by nature

a) Cost of goods sold and services rendered

	Year ended December 31
	2018	2017	2016
Personnel	2,278	2,295	2,087
Materials and services	3,957	3,814	3,108
Fuel oil and gas	1,538	1,313	1,233
Maintenance	2,807	3,096	2,747
Energy	906	963	694
Acquisition of products	513	543	511
Depreciation and depletion	3,207	3,484	3,267
Freight	4,306	3,346	2,509
Others	2,597	2,185	1,494
Total	22,109	21,039	17,650
Cost of goods sold	21,526	20,426	17,148
Cost of services rendered	583	613	502
Total	22,109	21,039	17,650

b) Selling and administrative expenses

	Year ended December 31
	2018	2017	2016
Personnel	212	234	209
Services	92	77	72
Depreciation and amortization	62	91	120
Others	157	129	106
Total	523	531	507

c) Other operating expenses, net

	Year ended December 31
	2018	2017	2016
Provision for litigation	185	169	137
Profit sharing program	187	149	76
Others	73	102	54
Total	445	420	267